RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Intercompany balances and transactions between TSMC and its subsidiaries, which are related parties of
TSMC, have been eliminated upon consolidation; therefore, those items are not disclosed in this note. The following is a summary of significant transactions between the Company and other related parties:
a.Related party name and categories

Related Party Name	Related Party Categories

GUC and its subsidiaries (GUC)	Associates
VIS and its subsidiaries (VIS)	Associates
SSMC	Associates
Xintec	Associates
TSMC Charity Foundation	Other related parties
TSMC Education and Culture Foundation	Other related parties
b.Net revenue

		Years Ended December 31
		2023	2024	2025
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)

Item	Related Party Categories

Sales revenue	Associates	$13,406.0	$15,034.1	$33,226.4
c.Purchases

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Related Party Categories

Associates	$4,562.2	$4,619.6	$4,991.6
d. Receivables from related parties

		December 31, 2024	December 31, 2025
		NT$	NT$
		(In Millions)	(In Millions)

Item	Related Party Name

Receivables from related parties	GUC	$610.0	$1,651.0
	VIS	626.7	945.2
	Others	167.8	143.3

		$1,404.5	$2,739.5

Other receivables from related parties	VIS	$-	$267.8
	SSMC	0.2	0.3

		$0.2	$268.1
e.Payables to related parties

		December 31, 2024	December 31, 2025
		NT$	NT$
		(In Millions)	(In Millions)

Item	Related Party Name

Payables to related parties	Xintec	$988.0	$1,298.7
	SSMC	308.4	374.1
	Others	129.6	105.9

		$1,426.0	$1,778.7
f.Accrued expenses and other current liabilities

		December 31, 2024	December 31, 2025
		NT$	NT$
		(In Millions)	(In Millions)

Item	Related Party Categories

Temporary receipts	Associates	$4,271.5	$638.8
g.Others

		Years Ended December 31
		2023	2024	2025
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)

Item	Related Party Categories

Manufacturing expenses	Associates	$5,043.5	$5,232.8	$5,448.2
The sales prices and payment terms to related parties were not significantly different from those of sales to third parties. For other related party transactions, price and terms were determined in accordance with mutual agreements.
The Company leased factory and office from associates. The lease terms and prices were both determined in accordance with mutual agreements. The rental expenses were paid to associates monthly; the related expenses were both classified under manufacturing expenses.
h.Compensation of key management personnel
The compensation to directors and other key management personnel were as follows:

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Short-term employee benefits	$3,492.3	$4,447.5	$8,006.8
Post-employment benefits	3.9	3.8	3.3
Share-based payments	525.8	1,357.4	1,214.3

	$4,022.0	$5,808.7	$9,224.4
The compensation to directors and other key management personnel were determined by the
Compensation and People Development Committee of TSMC in accordance with the individual performance and market trends.